PROPERTY AND EQUIPMENT - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 507,265	$ 489,147
Less: Accumulated depreciation	(162,419)	(120,839)
Property and equipment, net	344,846	368,308
Land and Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	209,668	207,194
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	44,347	41,928
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	43,054	37,912
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	183,522	173,614
Website, Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,853	11,124
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,784	2,892
Construction In Progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 12,037	$ 14,483